SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
18	SUBSEQUENT EVENTS

On January 27, 2017, the Company, entered into a Securities Purchase Agreement, pursuant to which the Company issued a Convertible Promissory Note in the aggregate principal amount of $105,000. The Note has a maturity date of July 27, 2017 and a coupon of eight percent (8%) per annum. The Company has the right to prepay the Note, provided it makes a payment to the Purchaser as set forth in the Note within 180 days of its Issue Date. In connection with the issuance of the Note, the Company issued, as a commitment fee, 150,000 shares of its common stock (the “Returnable Shares”). The Returnable Shares will be returned to the Company’s treasury if no Event of Defaults (as defined in the Note) has occurred on or prior to the date that the Note is fully repaid and satisfied. The outstanding principal amount of the Note is convertible at any time and from time to time at the election of the Purchaser during the period beginning on the date that is 180 days following the Issue Date into shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) at a conversion price based on a pre-determined formula.

On February 6, 2017, the Company entered into a Convertible Promissory Note in the aggregate principal amount of $200,000. The Note has a maturity date of November 6, 2017 and a coupon of eight percent (8%) per annum. The Company has the right to prepay the Note, provided it makes a pre-payment penalty as specified in the Note. The outstanding principal amount of the Note is convertible at any time and from time to time at the election of the Purchaser during the period beginning on the date that is 180 days following the Issue Date into shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) at a conversion price equal to a 40% discount to the average of the three (3) lowest trading bid prices during the previous ten (10) trading days to the date of conversion.

On February 21, 2017, the Company, entered into a Securities Purchase Agreement, pursuant to which the Company issued a Convertible Promissory Note in the aggregate principal amount of $53,000. The Note has a maturity date of November 21, 2017 and a coupon of eight percent (8%) per annum. The Company has the right to prepay the Note, provided it makes a payment to the Purchaser at a pre-determined formula. The outstanding principal amount of the Note is convertible at any time and from time to time at the election of the Purchaser during the period beginning on the date that is 180 days following the Issue Date into shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) at a pre-determined formula set forth in the Note.

On March 6, 2017, the Company approved the renewal of three notes with an aggregate principal of $125,000 for up to an additional 120 days at a 15% interest rate.

On March 7, 2017, The Company issued an aggregate of 500,000 shares of our common stock in exchange for two outstanding notes in the aggregate principal amount of $150,000.

On March 7, 2017, the Company issued an aggregate of 366,667 shares of our common stock as repayment of advances made by an investor in the amount of $110,000.

On March 9, 2017, the Company entered into a Convertible Promissory Note in the aggregate principal amount of $100,000. The Note has a maturity date of March 8, 2018 and a coupon of eight percent (8%) per annum. The Company has the right to prepay the Note, provided it makes a pre-payment penalty as specified in the Note. The outstanding principal amount of the Note is convertible at any time and from time to time at the election of the Purchaser during the period beginning on the date that is 150 days following the Issue Date into shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) at a conversion price equal to a 40% discount to the average of the two (2) lowest trading bid prices during the previous fifteen (15) trading days to the date of conversion.

On April 6, 2017, the Company entered into a Convertible Promissory Note in the aggregate principal amount of $100,000. The Note has a maturity date of January 6, 2018 and a coupon of eight percent (8%) per annum. The Company has the right to prepay the Note, provided it makes a pre-payment penalty as specified in the Note. The outstanding principal amount of the Note is convertible at any time and from time to time at the election of the Holder into shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) at a conversion price equal to a 40% discount to the average of the two (2) lowest trading bid prices during the previous fifteen (15) trading days to the date of conversion.

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to December 31, 2016 to the date these financial statements were issued, and has determined that, except as disclosed, it does not have any material subsequent events to disclose in these financial statements.